Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 212,127	£ 189,686
Cash collateral and settlement balances	141,368	103,708
Debt securities at amortised cost	44,799	39,046
Loans and advances at amortised cost to banks	8,565	9,024
Loans and advances at amortised cost to customers	137,208	137,177
Reverse repurchase agreements and other similar secured lending	2,980	1,103
Trading portfolio assets	197,281	174,566
Financial assets at fair value through the income statement	213,305	204,236
Derivative financial instruments	252,244	256,111
Financial assets at fair value through other comprehensive income	54,022	51,423
Investments in associates and joint ventures	15	22
Goodwill and intangible assets	1,035	1,084
Property, plant and equipment	1,546	1,262
Current tax assets	427	546
Deferred tax assets	4,291	3,888
Retirement benefit assets	3,541	3,667
Assets included in disposal groups classified as held for sale	3,725	3,916
Other assets	5,485	4,701
Total assets	1,283,964	1,185,166
Liabilities
Deposits at amortised cost from banks	19,588	14,598
Deposits at amortised cost from customers	304,424	287,200
Cash collateral and settlement balances	142,670	92,988
Repurchase agreements and other similar secured borrowing	39,533	28,554
Debt securities in issue	43,078	45,653
Subordinated liabilities	37,849	35,903
Trading portfolio liabilities	58,672	57,761
Financial liabilities designated at fair value	321,082	298,573
Derivative financial instruments	242,065	249,880
Current tax liabilities	683	411
Deferred tax liabilities	3	3
Retirement benefit liabilities	167	173
Provisions	757	817
Liabilities included in disposal groups classified as held for sale	3,984	3,164
Other liabilities	10,299	8,984
Total liabilities	1,224,854	1,124,662
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	9,875	10,765
Other reserves	(1,387)	(363)
Retained earnings	48,274	47,754
Total equity	59,110	60,504
Total liabilities and equity	£ 1,283,964	£ 1,185,166